Consolidated Statements Of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues:
Leased hotels	$ 492,678	3,069,431	2,172,934	1,707,771
Manachised and franchised hotels	56,154	349,847	212,644	130,579
Total revenues	548,832	3,419,278	2,385,578	1,838,350
Less: Business tax and related taxes	31,260	194,751	135,981	99,857
Net revenues	517,572	3,224,527	2,249,597	1,738,493
Operating costs and expenses:
Hotel operating costs	393,878	2,453,902	1,703,337	1,180,202
Selling and marketing expenses	16,503	102,814	94,754	70,786
General and administrative expenses	34,893	217,388	160,062	119,989
Pre-opening expenses	37,028	230,690	184,298	111,210
Total operating costs and expenses	482,302	3,004,794	2,142,451	1,482,187
Income from operations	35,270	219,733	107,146	256,306
Interest income	2,336	14,554	18,111	15,945
Interest expense	132	822	882	2,682
Other income	354	2,208	2,649	2,564
Foreign exchange gain (loss)	(321)	(2,000)	15,930	6,923
Income before income taxes	37,507	233,673	142,954	279,056
Tax expense	8,695	54,169	24,816	57,262
Net income	28,812	179,504	118,138	221,794
Less: net income attributable to noncontrolling interest	741	4,617	3,306	6,043
Net income attributable to ordinary share holders	28,071	174,887	114,832	215,751
Net earnings per share:
Basic	$ 0.12	0.72	0.47	1.05
Diluted	$ 0.11	0.71	0.47	0.92
Weighted average number of shares used in computation:
Basic	243,284,332	243,284,332	241,928,286	198,517,280
Diluted	246,981,001	246,981,001	246,181,202	234,480,894
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil for 2010, 2011 and 2012	122	758	(16,463)	(10,173)
Comprehensive income	28,934	180,262	101,675	211,621
Comprehensive income attributable to the noncontrolling interest	741	4,617	3,306	6,043
Comprehensive income	$ 28,193	175,645	98,369	205,578